First Trust Horizon Managed Volatility Developed International ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
First Trust Horizon Managed Volatility Developed International ETF | First Trust Horizon Managed Volatility Developed International ETF
Prospectus [Line Items]
Annual Return [Percent]	3.08%	9.17%	(10.85%)	6.87%	(8.52%)	14.89%	(7.31%)	27.16%